PREPAID EXPENSES AND OTHER LONG-TERM ASSETS - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 127,746	$ 118,531
Severance pay fund	14,593	11,972
Prepaid expenses	88,314	78,751
Other	2,442	3,258
Prepaid expenses and other long-term assets	$ 233,095	$ 212,512